OTHER NON-OPERATING LOSSES, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
OTHER NON-OPERATING LOSSES, NET
Loss from early debt redemption	$ (30)	$ (124)		$ 0
Change of fair value of other derivatives	(58)	(13)		(120)
Impairment loss of other financial assets	(2)	(20)		0
Gains relating to past acquisitions and divestments	4	70		21
Other gains / (losses)	18	(10)		17
Other non-operating gain / (loss), net	$ (68)	(97)	[1]	$ (82)	[1]
Net gain of indemnification from a past business acquisition		45
Gain from sale of investment in subsidiaries		$ 25

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).